Expected credit loss measurement (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets [Line Item]
Disclosure Of Credit Risk Exposure Explanatory
USD million	31.12.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	108,370	108,370	0	0	0	0	0	0
Loans and advances to banks	16,868	16,666	202	0	(7)	(4)	(1)	(3)
Receivables from securities financing transactions	95,349	95,349	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,602	23,602	0	0	0	0	0	0
Loans and advances to customers	320,352	298,248	20,357	1,748	(772)	(69)	(155)	(549)
of which: Private clients with mortgages	126,335	115,679	9,859	796	(138)	(16)	(83)	(39)
of which: Real estate financing	36,474	28,578	7,858	38	(59)	(3)	(40)	(16)
of which: Large corporate clients	11,390	10,845	457	88	(95)	(9)	(4)	(82)
of which: SME clients	9,924	8,029	1,263	632	(281)	(13)	(12)	(256)
of which: Lombard	111,722	111,707	0	14	(21)	(4)	0	(17)
of which: Credit cards	1,529	1,216	297	16	(30)	(6)	(13)	(11)
of which: Commodity trade finance	3,260	2,798	445	16	(86)	(5)	(3)	(78)
Other financial assets measured at amortized cost	22,563	21,862	223	478	(155)	(43)	(4)	(109)
of which: Loans to financial advisors	3,291	3,104	62	125	(113)	(34)	(2)	(77)
Total financial assets measured at amortized cost	587,104	564,096	20,782	2,226	(937)	(117)	(159)	(660)
Financial assets measured at fair value through other comprehensive income	6,667	6,667	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	593,770	570,763	20,782	2,226	(937)	(117)	(159)	(660)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,146	17,321	611	215	(43)	(7)	(2)	(34)
of which: Large corporate clients	3,862	3,599	136	127	(8)	(1)	(1)	(6)
of which: SME clients	1,298	1,057	164	77	(26)	0	0	(25)
of which: Financial intermediaries and hedge funds	7,193	7,125	67	0	(4)	(3)	0	0
of which: Lombard	834	834	0	0	0	0	0	0
of which: Commodity trade finance	2,097	1,851	236	11	(1)	(1)	0	0
Irrevocable loan commitments	31,212	30,590	568	53	(37)	(32)	(5)	0
of which: Large corporate clients	22,019	21,492	519	7	(31)	(26)	(4)	0
Forward starting reverse repurchase and securities borrowing agreements	937	937	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,634	35,121	1,420	93	(36)	(19)	(16)	0
of which: Real estate financing	2,562	2,150	401	11	(17)	(4)	(12)	0
of which: Large corporate clients	4,260	4,152	91	17	(2)	(1)	0	0
of which: SME clients	4,505	4,163	285	57	(7)	(6)	(1)	0
of which: Lombard	7,402	7,402	0	0	0	(1)	0	0
of which: Credit cards	7,343	7,035	309	0	(6)	(4)	(2)	0
of which: Commodity trade finance	3,467	3,209	254	4	(2)	(2)	0	0
Irrevocable committed prolongation of existing loans	3,339	2,861	456	22	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	90,268	86,830	3,055	383	(116)	(59)	(23)	(34)
Total allowances and provisions					(1,054)	(176)	(183)	(695)
1 The carrying value of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	1.1.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3[2]	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	90,045	90,045	0	0	0	0	0	0
Loans and advances to banks	14,074	14,055	19	0	(5)	(3)	0	(3)
Receivables from securities financing transactions	86,864	86,864	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	24,040	24,040	0	0	0	0	0	0
Loans and advances to customers	318,480	288,420	28,531	1,529	(890)	(62)	(167)	(661)
of which: Private clients with mortgages	122,652	106,554	15,394	704	(128)	(12)	(71)	(45)
of which: Real estate financing	36,824	26,888	9,907	29	(64)	(4)	(54)	(6)
of which: Large corporate clients	11,289	10,626	572	90	(71)	(6)	0	(65)
of which: SME clients	10,589	8,431	1,557	601	(295)	(8)	(24)	(262)
of which: Lombard	114,638	114,621	0	17	(86)	(5)	0	(81)
Other financial assets measured at amortized cost	18,775	18,265	33	477	(139)	(30)	(1)	(108)
of which: Loans to financial advisors	3,165	2,949	33	184	(118)	(29)	(1)	(89)
Total financial assets measured at amortized cost	552,277	521,689	28,582	2,006	(1,037)	(97)	(168)	(772)
Financial assets measured at fair value through other comprehensive income	6,930	6,930	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	559,208	528,619	28,582	2,006	(1,037)	(97)	(168)	(772)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3[2]	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,596	16,753	649	194	(38)	(6)	(2)	(30)
Irrevocable loan commitments	31,650	30,933	679	38	(37)	(25)	(8)	(4)
of which: Large corporate clients	22,568	21,896	645	26	(28)	(19)	(4)	(4)
Forward starting reverse repurchase and securities borrowing agreements	1,247	1,247	0	0	0	0	0	0
Committed unconditionally revocable credit lines	37,639	35,362	2,213	64	(35)	(19)	(15)	0
of which: Real estate financing	3,184	2,151	1,033	0	(10)	(2)	(7)	0
of which: SME clients	4,893	4,423	416	54	(7)	(5)	(2)	0
Irrevocable committed prolongation of existing loans	1,677	1,676	0	1	0	0	0	0
Total off-balance sheet financial instruments and other credit lines	89,809	85,972	3,541	295	(110)	(50)	(25)	(34)
Total allowances and provisions					(1,146)	(148)	(193)	(806)
1 The carrying value of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances. 2 Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9.

Disclosure Of Provision Matrix Explanatory

Balance sheet notes

Note 10 Financial assets at amortized cost and other positions in scope of expected credit loss measurement

The tables on the following pages provide information on financial instruments and certain non-financial instruments (e.g., committed unconditionally revocable credit lines) that are subject to ECL. UBS has established ECL disclosure segments or “ECL segments” to disaggregate portfolios based on shared risk characteristics and on the same or similar rating methods applied. The key segments are presented in the table below. Tables provided for 31 December 2018 include additional detail on certain segments that have not been provided for balances as of 1 January 2018.

  Refer to Note 1c for the comparative information as of 31 December 2017 under IAS 39
  Refer to Note 23 for more information on expected credit loss measurement

Segment

Segment description

Description of credit risk sensitivity

Business division /

Corporate Center

Private clients with mortgages

Lending to private clients secured by owner-occupied real estate and personal account overdrafts of those clients

Sensitive to the interest rate environment, employment status and influence from regional effects (e.g., property values)

  Personal & Corporate Banking
  Global Wealth Management

Real estate financing

Rental or income-producing real estate financing to private and corporate clients secured by real estate

Sensitive to GDP development, the interest rate environment and regional effects (e.g., property values)

  Personal & Corporate Banking
  Global Wealth Management

Large corporate clients

Lending to large corporate and multinational clients

Sensitive to GDP development, seasonality and business cycles and collateral values (diverse collateral including real estate and other collateral types)

  Personal & Corporate Banking
  Investment Bank

SME clients

Lending to small and medium-sized corporate clients

Sensitive to GDP development, the interest rate environment and, to some extent, seasonality and business cycles and collateral values (diverse collateral including real estate and other collateral types)

  Personal & Corporate Banking

Lombard

Loans secured by pledges of marketable

securities, guarantees and other forms of collateral

Sensitive to the market (e.g., changes in collateral as well as in invested assets)

  Personal & Corporate Banking
  Global Wealth Management

Credit cards

Credit card solutions in Switzerland and the US

Sensitive to the interest rate

environment and employment status

  Personal & Corporate Banking
  Global Wealth Management

Commodity trade finance

Working capital financing of commodity traders, generally extended on a self-liquidating transactional basis

Sensitive primarily to the strength of individual transaction structures and collateral values (price volatility of commodities) as the primary source for debt service is directly linked to the shipments financed

  Personal & Corporate Banking

Refer to Note 23g for more details on sensitivity

For amortized cost instruments, the net carrying value represents the maximum exposure to credit risk, taking into account the allowance for credit losses. Financial assets measured at fair value through other comprehensive income (FVOCI) are also subject to ECL; however, unlike for amortized cost instruments, the allowance does not reduce the carrying value of these financial assets. The carrying value of financial assets measured at FVOCI represents the maximum exposure to credit risk.

No purchased credit-impaired financial assets are recognized in the period. Originated credit-impaired financial assets were not material and are not presented in the table below and on the following page.

In addition to on-balance sheet financial assets, certain off-balance sheet financial instruments and other credit lines are also subject to ECL. The maximum exposure to credit risk for off-balance sheet financial instruments is calculated based on notional amounts.

USD million	31.12.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	108,370	108,370	0	0	0	0	0	0
Loans and advances to banks	16,868	16,666	202	0	(7)	(4)	(1)	(3)
Receivables from securities financing transactions	95,349	95,349	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,602	23,602	0	0	0	0	0	0
Loans and advances to customers	320,352	298,248	20,357	1,748	(772)	(69)	(155)	(549)
of which: Private clients with mortgages	126,335	115,679	9,859	796	(138)	(16)	(83)	(39)
of which: Real estate financing	36,474	28,578	7,858	38	(59)	(3)	(40)	(16)
of which: Large corporate clients	11,390	10,845	457	88	(95)	(9)	(4)	(82)
of which: SME clients	9,924	8,029	1,263	632	(281)	(13)	(12)	(256)
of which: Lombard	111,722	111,707	0	14	(21)	(4)	0	(17)
of which: Credit cards	1,529	1,216	297	16	(30)	(6)	(13)	(11)
of which: Commodity trade finance	3,260	2,798	445	16	(86)	(5)	(3)	(78)
Other financial assets measured at amortized cost	22,563	21,862	223	478	(155)	(43)	(4)	(109)
of which: Loans to financial advisors	3,291	3,104	62	125	(113)	(34)	(2)	(77)
Total financial assets measured at amortized cost	587,104	564,096	20,782	2,226	(937)	(117)	(159)	(660)
Financial assets measured at fair value through other comprehensive income	6,667	6,667	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	593,770	570,763	20,782	2,226	(937)	(117)	(159)	(660)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,146	17,321	611	215	(43)	(7)	(2)	(34)
of which: Large corporate clients	3,862	3,599	136	127	(8)	(1)	(1)	(6)
of which: SME clients	1,298	1,057	164	77	(26)	0	0	(25)
of which: Financial intermediaries and hedge funds	7,193	7,125	67	0	(4)	(3)	0	0
of which: Lombard	834	834	0	0	0	0	0	0
of which: Commodity trade finance	2,097	1,851	236	11	(1)	(1)	0	0
Irrevocable loan commitments	31,212	30,590	568	53	(37)	(32)	(5)	0
of which: Large corporate clients	22,019	21,492	519	7	(31)	(26)	(4)	0
Forward starting reverse repurchase and securities borrowing agreements	937	937	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,634	35,121	1,420	93	(36)	(19)	(16)	0
of which: Real estate financing	2,562	2,150	401	11	(17)	(4)	(12)	0
of which: Large corporate clients	4,260	4,152	91	17	(2)	(1)	0	0
of which: SME clients	4,505	4,163	285	57	(7)	(6)	(1)	0
of which: Lombard	7,402	7,402	0	0	0	(1)	0	0
of which: Credit cards	7,343	7,035	309	0	(6)	(4)	(2)	0
of which: Commodity trade finance	3,467	3,209	254	4	(2)	(2)	0	0
Irrevocable committed prolongation of existing loans	3,339	2,861	456	22	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	90,268	86,830	3,055	383	(116)	(59)	(23)	(34)
Total allowances and provisions					(1,054)	(176)	(183)	(695)
1 The carrying value of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	1.1.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3[2]	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	90,045	90,045	0	0	0	0	0	0
Loans and advances to banks	14,074	14,055	19	0	(5)	(3)	0	(3)
Receivables from securities financing transactions	86,864	86,864	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	24,040	24,040	0	0	0	0	0	0
Loans and advances to customers	318,480	288,420	28,531	1,529	(890)	(62)	(167)	(661)
of which: Private clients with mortgages	122,652	106,554	15,394	704	(128)	(12)	(71)	(45)
of which: Real estate financing	36,824	26,888	9,907	29	(64)	(4)	(54)	(6)
of which: Large corporate clients	11,289	10,626	572	90	(71)	(6)	0	(65)
of which: SME clients	10,589	8,431	1,557	601	(295)	(8)	(24)	(262)
of which: Lombard	114,638	114,621	0	17	(86)	(5)	0	(81)
Other financial assets measured at amortized cost	18,775	18,265	33	477	(139)	(30)	(1)	(108)
of which: Loans to financial advisors	3,165	2,949	33	184	(118)	(29)	(1)	(89)
Total financial assets measured at amortized cost	552,277	521,689	28,582	2,006	(1,037)	(97)	(168)	(772)
Financial assets measured at fair value through other comprehensive income	6,930	6,930	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	559,208	528,619	28,582	2,006	(1,037)	(97)	(168)	(772)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3[2]	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,596	16,753	649	194	(38)	(6)	(2)	(30)
Irrevocable loan commitments	31,650	30,933	679	38	(37)	(25)	(8)	(4)
of which: Large corporate clients	22,568	21,896	645	26	(28)	(19)	(4)	(4)
Forward starting reverse repurchase and securities borrowing agreements	1,247	1,247	0	0	0	0	0	0
Committed unconditionally revocable credit lines	37,639	35,362	2,213	64	(35)	(19)	(15)	0
of which: Real estate financing	3,184	2,151	1,033	0	(10)	(2)	(7)	0
of which: SME clients	4,893	4,423	416	54	(7)	(5)	(2)	0
Irrevocable committed prolongation of existing loans	1,677	1,676	0	1	0	0	0	0
Total off-balance sheet financial instruments and other credit lines	89,809	85,972	3,541	295	(110)	(50)	(25)	(34)
Total allowances and provisions					(1,146)	(148)	(193)	(806)
1 The carrying value of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances. 2 Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9.

Disclosure Of Key Macro Economic Variables Explanatory
	1-year shock				3-year cumulative shock
Key parameters	Upside	Baseline	Mild downside	Severe downside	Upside	Baseline	Mild downside	Severe downside
Real GDP growth (% change)
United States	5.5	2.8	(0.5)	(5.2)	9.9	7.0	0.0	(3.6)
Eurozone	4.3	1.8	(0.3)	(10.4)	8.5	4.7	0.7	(13.4)
Switzerland	5.0	2.0	(0.8)	(7.0)	9.4	5.5	(0.1)	(6.9)
Consumer price inflation (% change)
United States	3.5	2.1	4.9	(1.0)	10.4	5.5	11.1	0.6
Eurozone	2.4	1.6	2.8	(1.1)	8.1	5.3	6.2	(1.4)
Switzerland	1.4	0.9	1.8	(1.8)	7.1	2.8	4.2	(1.2)
Unemployment rate (%, average)
United States	(1.7)	(0.6)	0.6	3.4	(1.5)	(0.5)	1.8	2.9
Eurozone	(1.0)	(0.5)	0.0	3.2	(1.9)	(0.9)	0.1	3.7
Switzerland	(1.5)	(0.3)	0.6	4.3	(1.4)	0.1	1.6	5.3
Fixed income: 10-year government bonds (bps)
USD	61.0	3.9	187.5	(160.0)	249.1	5.7	262.5	(135.0)
EUR	40.0	22.0	75.0	(20.0)	146.7	60.7	225.0	(10.0)
CHF	48.0	19.7	187.5	(75.0)	208.0	53.2	262.5	(40.0)
Equity indices (% change)
S&P 500	14.8	5.8	(20.3)	(50.1)	38.7	15.1	(23.5)	(48.2)
EuroStoxx 50	17.0	6.0	(15.5)	(63.7)	38.4	15.6	(14.7)	(65.9)
SPI	13.9	4.2	(19.0)	(56.2)	37.1	10.4	(24.0)	(56.7)
Swiss real estate (% change)
Single-Family Homes	4.5	(0.3)	(7.3)	(15.2)	14.1	1.4	(15.8)	(27.0)
Other real estate (% change)
United States (S&P/Case-Shiller)	10.3	6.9	(2.7)	(16.0)	30.9	17.7	(17.0)	(22.1)
Eurozone (Housing Price Index)	4.9	1.9	(0.2)	(9.5)	15.4	8.2	3.0	(18.3)

Disclosure Of Credit Risk Exposure Movement Explanatory
	Development of ECL allowances and provisions
USD million	Total	Stage 1	Stage 2	Stage 3
Balance as of 1 January 2018	(1,117)	(141)	(193)	(783)
ECL movements due to stage transfer (profit or loss neutral)[1]	0	(97)	95	2
ECL movements with profit or loss impact[2]	(104)	66	(83)	(88)
Net movement from new and derecognized transactions[3]	(10)	(44)	15	19
of which: Private clients with mortgages	(3)	(6)	4	0
of which: Real estate financing	(3)	(8)	5	0
of which: Large corporate clients	2	(6)	1	8
of which: SME clients	(10)	(14)	4	0
Book quality movements	(89)	112	(87)	(114)
Remeasurements due to stage transfers[4]	(16)	95	(103)	(7)
of which: Private clients with mortgages	(11)	54	(63)	(1)
of which: Real estate financing	5	24	(19)	0
of which: Large corporate clients	(1)	0	(3)	1
of which: SME clients	1	7	(7)	0
Remeasurements without stage transfers[5]	(73)	17	16	(106)
of which: Private clients with mortgages	(9)	2	(3)	(7)
of which: Real estate financing	8	4	12	(8)
of which: Large corporate clients	(56)	(2)	(6)	(48)
of which: SME clients	(55)	9	6	(70)
Model and methodology changes[6]	(13)	(2)	(11)	0
Other allowance and provision movements	227	10	1	216
Write-offs / recoveries[7]	200	1	0	199
Reclassifications[8]	25	7	3	15
Foreign exchange movements[9]	8	0	0	8
Other	(6)	2	(1)	(6)
Balance as of 31 December 2018	(1,002)	(162)	(180)	(661)
1 Represents ECL allowances and provisions prior to ECL remeasurement due to stage transfer. 2 Includes ECL movements from new and derecognized transactions, book quality changes, model and methodology changes and foreign exchange rates. 3 Represents the increase and decrease in allowances and provisions resulting from financial instruments (including guarantees and facilities) that were newly originated, purchased or renewed and from the final derecognition of loans or facilities on their maturity date or earlier. 4 Represents the remeasurement between 12-month and lifetime ECL due to stage transfers. 5 Represents the change in allowances and provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value. 6 Represents the change in the allowances and provisions related to changes in models and methodologies. 7 Represents the decrease in allowances and provisions resulting from write-offs of the ECL allowance against the gross carrying amount when all or part of a financial asset is deemed uncollectible or forgiven. 8 Represents reclassifications to Other assets measured at amortized cost. 9 Represents the change in allowances and provisions related to movements in foreign exchange rates.

Disclosure Of Maximum Exposure To Credit Risk Explanatory
Maximum exposure to credit risk
	31.12.18
		Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[1]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	108.4								108.4
Loans and advances to banks[2]	16.9		0.1						16.8
Receivables from securities financing transactions	95.3		92.5		2.5				0.3
Cash collateral receivables on derivative instruments[3,4]	23.6					14.5			9.1
Loans and advances to customers[5]	320.4	17.0	104.4	167.1	16.2		0.0	1.2	14.3
Other financial assets measured at amortized cost	22.6	0.1	0.4	0.0	1.1				20.9
Total financial assets measured at amortized cost	587.1	17.2	197.4	167.2	19.9	14.5	0.0	1.2	169.8
Financial assets measured at fair value through other comprehensive income – debt	6.7								6.7
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	593.8	17.2	197.4	167.2	19.9	14.5	0.0	1.2	176.5
Guarantees[6]	18.1	1.3	2.5	0.1	1.2			2.7	10.2
Loan commitments[6]	31.2	0.4	2.8	1.5	5.7		0.2	0.7	19.8
Forward starting transactions, reverse repurchase and securities borrowing agreements	0.9		0.9						0.0
Committed unconditionally revocable credit lines	36.6	1.1	6.5	4.2	3.9				21.0
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	86.8	2.8	12.7	5.8	10.8	0.0	0.2	3.4	51.0
Maximum exposure to credit risk (continued)
	31.12.17
		Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[1]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	90.0								90.0
Loans and advances to banks[2]	14.1		0.1					0.0	14.0
Receivables from securities financing transactions	92.0		87.2		4.3				0.4
Cash collateral receivables on derivative instruments[3,4]	24.0					12.8			11.3
Loans and advances to customers[5]	326.7	16.5	114.3	164.3	15.2		0.0	1.4	15.1
Other financial assets measured at amortized cost	37.8	0.1	20.0		1.1				16.7
Total financial assets measured at amortized cost	584.7	16.6	221.6	164.3	20.7	12.8	0.0	1.4	147.4
Financial assets measured at fair value through other comprehensive income – debt	8.1								8.1
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	592.8	16.6	221.6	164.3	20.7	12.8	0.0	1.4	155.6
Guarantees[6]	17.7	1.0	2.1	0.2	1.3		0.0	3.1	9.9
Loan commitments[6]	32.1	0.0	2.9	1.1	5.8		0.1	1.2	21.0
Forward starting transactions, reverse repurchase and securities borrowing agreements	13.0		12.8						0.3
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	62.8	1.1	17.8	1.2	7.1	0.0	0.1	4.3	31.2
1 Includes but is not limited to life insurance contracts, inventory, accounts receivable, mortgage loans, patents and copyrights. 2 Loans and advances to banks include amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients. 3 Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information. 5 Collateral arrangements generally incorporate a range of collateral, including cash, securities, property and other collateral. 6 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.

Disclosure Of Internal Credit Exposures Explanatory
Financial assets subject to credit risk by rating category
USD million	31.12.18
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount	ECL allowances	Net carrying amount (maximum exposure to credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks	103,635	4,735	0	0	0	0	108,370	0	108,370
of which: stage 1	103,635	4,735	0	0	0	0	108,370	0	108,370
Loans and advances to banks	829	13,462	1,347	927	307	3	16,875	(7)	16,868
of which: stage 1	829	13,462	1,347	763	268	0	16,669	(4)	16,666
of which: stage 2	0	0	0	164	39	0	203	(1)	202
of which: stage 3	0	0	0	0	0	3	3	(3)
Receivables from securities financing transactions	29,065	24,653	13,602	26,865	1,165	0	95,350	(2)	95,349
of which: stage 1	29,065	24,653	13,602	26,865	1,165	0	95,350	(2)	95,349
Cash collateral receivables on derivative instruments	5,136	10,042	5,282	3,040	101	0	23,601	0	23,602
of which: stage 1	5,136	10,042	5,282	3,040	101	0	23,601	0	23,602
Loans and advances to customers	3,642	172,742	52,566	73,863	16,014	2,297	321,124	(772)	320,352
of which: stage 1	3,621	172,002	49,277	62,305	11,111	0	298,316	(69)	298,248
of which: stage 2	20	740	3,289	11,558	4,903	0	20,510	(155)	20,357
of which: stage 3	0	0	0	0	0	2,297	2,297	(549)	1,748
Other financial assets measured at amortized cost	13,409	676	313	7,460	274	586	22,718	(155)	22,563
of which: stage 1	13,409	676	313	7,235	272	0	21,905	(43)	21,862
of which: stage 2	0	0	0	225	2	0	227	(4)	223
of which: stage 3	0	0	0	0	0	586	586	(109)	478
Total financial assets measured at amortized cost	155,716	226,310	73,110	112,155	17,861	2,886	588,039	(937)	587,104
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	3,889	2,702	0	76	0	0	6,667	0	6,667
Total on-balance sheet financial instruments	159,605	229,012	73,110	112,231	17,861	2,886	594,706	(937)	593,771
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Financial assets subject to credit risk by rating category
USD billion	31.12.17
	Gross carrying amount per rating category
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount
Financial assets measured at amortized cost
Cash and balances at central banks	89.6	0.5	0.0				90.0
Loans and advances to banks	0.6	10.8	1.4	0.9	0.3		14.1
Receivables from securities financing transactions	24.9	37.3	17.2	10.7	1.8		92.0
Cash collateral receivables on derivative instruments	6.6	10.0	5.7	1.6	0.1		24.0
Loans and advances to customers	3.2	165.9	66.9	71.3	17.9	1.5	326.7
Other financial assets measured at amortized cost	9.4	1.1	8.9	17.1	1.0	0.3	37.8
Total financial assets measured at amortized cost	134.4	225.6	100.1	101.5	21.1	1.9	584.7
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	7.0	1.0		0.1			8.1
Total on-balance sheet financial instruments	141.4	226.6	100.1	101.6	21.1	1.9	592.8
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.
Off-balance sheet positions subject to expected credit loss by rating category
USD billion	31.12.17
	Gross carrying amount per rating category						Total carrying amount (maximum exposure to credit risk)
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired(defaulted)
Off-balance sheet financial instruments
Guarantees	1.2	8.5	4.2	2.8	0.8	0.2	17.7
Irrevocable loan commitments	2.0	13.5	7.8	5.2	3.6		32.1
Forward starting reverse repurchase and securities borrowing agreements		13.0					13.0
Total off-balance sheet financial instruments	3.2	34.9	12.0	8.1	4.4	0.2	62.8
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Disclosure Of Off Balance Sheet Positions By Rating Category Explanatory
Off-balance sheet positions subject to expected credit loss by rating category
USD million	31.12.18
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired(defaulted)	Total carrying amount (maximum exposure to credit risk)	ECL provision
Off-balance sheet financial instruments
Guarantees	979	6,673	3,859	5,415	1,006	215	18,147	(43)
of which: stage 1	978	6,670	3,849	5,012	811		17,320	(7)
of which: stage 2		3	10	402	195	0	610	(2)
of which: stage 3	0	0	0	0		215	215	(34)
Irrevocable loan commitments	2,088	11,667	6,519	6,479	4,404	55	31,212	(37)
of which: stage 1	2,088	11,667	6,519	6,296	4,019	1	30,590	(32)
of which: stage 2	0	0	0	183	385	0	568	(5)
of which: stage 3	0	0	0	0		53	53	0
Forward starting reverse repurchase and securities borrowing agreements	25	510	150	251	0	0	936	0
Total off-balance sheet financial instruments	3,092	18,850	10,528	12,145	5,410	270	50,295	(80)
Other credit lines
Committed unconditionally revocable credit lines	776	10,899	5,282	11,499	8,084	93	36,633	(35)
of which: stage 1	768	10,871	5,152	10,727	7,603		35,121	(19)
of which: stage 2	8	28	130	772	481	0	1,419	(16)
of which: stage 3	0				0	93	93
Irrevocable committed prolongation of existing loans	27	1,346	889	902	154	21	3,339	(1)
of which: stage 1	27	1,315	680	701	137	0	2,860	(1)
of which: stage 2	0	31	209	200	17	0	457	0
of which: stage 3	0	0	0			21	21	0
Total other credit lines	803	12,245	6,171	12,401	8,238	114	39,972	(36)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Disclosure Of Credit Impaired Financial Instruments Explanatory

USD million	31.12.18
	Gross carrying amount	Allowance for expected credit losses	Net carrying amount	Collateral / credit enhancements
Loans and advances to banks	3	(3)	0	0
Loans and advances to customers	2,297	(549)	1,748	1,654
of which: Private clients with mortgages	836	(39)	796	796
of which: Real estate financing	54	(16)	38	30
of which: Large corporate clients	170	(82)	88	79
of which: SME clients	888	(256)	632	561
of which: Lombard	31	(17)	14	14
Other financial assets measured at amortized cost	586	(109)	478	12
Total credit-impaired financial assets measured at amortized cost	2,886[1]	(660)[1]	2,226	1,666

Guarantees	215	(34)		84
of which: Large corporate clients	127	(6)		79
of which: SME clients	77	(25)		5
Loan commitments	53	0		8
Committed unconditionally revocable credit lines	93	0		9
Irrevocable committed prolongation of existing loans	22	0		0
Total off-balance sheet financial instruments and other credit lines	383[1]	(34)[1]		102

	31.12.17
USD million	Gross carrying amount	Allowance for expected credit losses	Net carrying amount	Collateral / credit enhancements
Loans and advances to customers	1,104	(672)	432	210
Guarantees and loan commitments	204	(34)		5
Total credit-impaired financial assets	1,308[2]	(706)[2]	432	215
1 Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9. 2 December 2017 numbers do not include exposure of USD 0.3 billion presented on the balance sheet as other assets.

Scenario Sensitivity Analysis Explanatory
	Scenarios
	Weighted average		Baseline		Upside		Mild downside		Severe downside
USD million, unless otherwise indicated	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline
Segmentation
Private clients with mortgages	102	275	37	100	29	78	173	468	365	988
Real estate financing	61	150	41	100	32	79	80	198	119	293
Large corporate clients	47	133	35	100	31	89	46	130	108	308
SME clients	34	118	29	100	28	97	39	135	63	216
Other segments	115	122	95	100	83	88	135	142	171	180
Total	359	152	237	100	204	86	473	200	826	349

UBS AG
Disclosure Of Financial Assets [Line Item]
Disclosure Of Credit Risk Exposure Explanatory
USD million	31.12.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	108,370	108,370	0	0	0	0	0	0
Loans and advances to banks	16,642	16,440	202	0	(7)	(4)	(1)	(3)
Receivables from securities financing transactions	95,349	95,349	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,603	23,603	0	0	0	0	0	0
Loans and advances to customers	321,482	299,378	20,357	1,748	(772)	(69)	(155)	(549)
of which: Private clients with mortgages	126,335	115,679	9,859	796	(138)	(16)	(83)	(39)
of which: Real estate financing	36,474	28,578	7,858	38	(59)	(3)	(40)	(16)
of which: Large corporate clients	11,390	10,845	457	88	(95)	(9)	(4)	(82)
of which: SME clients	9,924	8,029	1,263	632	(281)	(13)	(12)	(256)
of which: Lombard	111,722	111,707	0	14	(21)	(4)	0	(17)
of which: Credit cards	1,529	1,216	297	16	(30)	(6)	(13)	(11)
of which: Commodity trade finance	3,260	2,798	445	16	(86)	(5)	(3)	(78)
Other financial assets measured at amortized cost	22,637	21,936	223	478	(155)	(43)	(4)	(109)
of which: Loans to financial advisors	3,291	3,104	62	125	(113)	(34)	(2)	(77)
Total financial assets measured at amortized cost	588,084	565,076	20,782	2,226	(937)	(117)	(159)	(660)
Financial assets measured at fair value through other comprehensive income	6,667	6,667	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	594,750	571,743	20,782	2,226	(937)	(117)	(159)	(660)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,146	17,321	611	215	(43)	(7)	(2)	(34)
of which: Large corporate clients	3,862	3,599	136	127	(8)	(1)	(1)	(6)
of which: SME clients	1,298	1,057	164	77	(26)	0	0	(25)
of which: Financial intermediaries and hedge funds	7,193	7,125	67	0	(4)	(3)	0	0
of which: Lombard	834	834	0	0	0	0	0	0
of which: Commodity trade finance	2,097	1,851	236	11	(1)	(1)	0	0
Irrevocable loan commitments	31,212	30,590	568	53	(37)	(32)	(5)	0
of which: Large corporate clients	22,019	21,492	519	7	(31)	(26)	(4)	0
Forward starting reverse repurchase and securities borrowing agreements	937	937	0	0	0	0	0	0
Committed unconditionally revocable credit lines	38,851	37,338	1,420	93	(36)	(19)	(16)	0
of which: Real estate financing	2,562	2,150	401	11	(17)	(4)	(12)	0
of which: Large corporate clients	4,260	4,152	91	17	(2)	(1)	0	0
of which: SME clients	4,505	4,163	285	57	(7)	(6)	(1)	0
of which: Lombard	7,402	7,402	0	0	0	(1)	0	0
of which: Credit cards	7,343	7,035	309	0	(6)	(4)	(2)	0
of which: Commodity trade finance	3,467	3,209	254	4	(2)	(2)	0	0
Irrevocable committed prolongation of existing loans	3,339	2,861	456	22	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	92,486	89,048	3,055	383	(116)	(59)	(23)	(34)
Total allowances and provisions					(1,054)	(176)	(183)	(695)
1 The carrying value of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	1.1.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3[2]	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	90,045	90,045	0	0	0	0	0	0
Loans and advances to banks	14,027	14,007	18	0	(5)	(3)	0	(3)
Receivables from securities financing transactions	86,864	86,864	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	24,040	24,040	0	0	0	0	0	0
Loans and advances to customers	320,687	290,582	28,575	1,530	(890)	(62)	(167)	(661)
of which: Private clients with mortgages	122,652	106,553	15,394	704	(128)	(12)	(71)	(45)
of which: Real estate financing	36,824	26,888	9,907	30	(64)	(4)	(54)	(6)
of which: Large corporate clients	11,289	10,626	571	90	(71)	(6)	0	(65)
of which: SME clients	10,589	8,431	1,557	600	(295)	(8)	(24)	(262)
of which: Lombard	113,461	113,444	0	17	(86)	(5)	0	(81)
Other financial assets measured at amortized cost	18,850	18,339	33	477	(139)	(30)	(1)	(108)
of which: Loans to financial advisors	3,166	2,948	33	184	(118)	(29)	(1)	(89)
Total financial assets measured at amortized cost	554,512	523,878	28,628	2,007	(1,037)	(97)	(168)	(772)
Financial assets measured at fair value through other comprehensive income	6,930	6,930	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	561,442	530,808	28,628	2,007	(1,037)	(97)	(168)	(772)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3[2]	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,596	16,753	649	194	(38)	(6)	(2)	(30)
Irrevocable loan commitments	31,650	30,933	679	38	(37)	(25)	(8)	(4)
of which: Large corporate clients	22,568	21,896	645	27	(28)	(19)	(4)	(4)
Forward starting reverse repurchase and securities borrowing agreements	1,247	1,247	0	0	0	0	0	0
Committed unconditionally revocable credit lines	37,639	35,362	2,213	64	(35)	(19)	(15)	0
of which: Real estate financing	3,183	2,151	1,033	0	(10)	(2)	(7)	0
of which: SME clients	4,893	4,422	416	54	(7)	(5)	(2)	0
Irrevocable committed prolongation of existing loans	1,677	1,676	0	1	0	0	0	0
Total off-balance sheet financial instruments and other credit lines	89,809	85,972	3,541	295	(110)	(50)	(25)	(34)
Total allowances and provisions					(1,146)	(148)	(193)	(806)
1 The carrying value of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances. 2 Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9.

Disclosure Of Provision Matrix Explanatory

Balance sheet notes

Note 10 Financial assets at amortized cost and other positions in scope of expected credit loss measurement

The tables on the following pages provide information on financial instruments and certain non-financial instruments (e.g., committed unconditionally revocable credit lines) that are subject to ECL. UBS AG has established ECL disclosure segments or “ECL segments” to disaggregate portfolios based on shared risk characteristics and on the same or similar rating methods applied. The key segments are presented in the table below.

Tables provided for 31 December 2018 include additional detail on certain segments that have not been provided for balances as of 1 January 2018.

  Refer to Note 1c for the comparative information as of 31 December 2017 under IAS 39
  Refer to Note 23 for more information on expected credit loss measurement

Segment

Segment description

Description of credit risk sensitivity

Business division /

Corporate Center

Private clients with mortgages

Lending to private clients secured by owner-occupied real estate and personal account overdrafts of those clients

Sensitive to the interest rate environment, employment status and influence from regional effects (e.g., property values)

  Personal & Corporate Banking
  Global Wealth Management

Real estate financing

Rental or income-producing real estate financing to private and corporate clients secured by real estate

Sensitive to GDP development, the interest rate environment and regional effects (e.g., property values)

  Personal & Corporate Banking
  Global Wealth Management

Large corporate clients

Lending to large corporate and multinational clients

Sensitive to GDP development, seasonality and business cycles and collateral values (diverse collateral including real estate and other collateral types)

  Personal & Corporate Banking
  Investment Bank

SME clients

Lending to small and medium-sized corporate clients

Sensitive to GDP development, the interest rate environment and, to some extent, seasonality and business cycles and collateral values (diverse collateral including real estate and other collateral types)

  Personal & Corporate Banking

Lombard

Loans secured by pledges of marketable

securities, guarantees and other forms of collateral

Sensitive to the market (e.g., changes in collateral as well as in invested assets)

  Personal & Corporate Banking
  Global Wealth Management

Credit cards

Credit card solutions in Switzerland and the US

Sensitive to the interest rate

environment and employment status

  Personal & Corporate Banking
  Global Wealth Management

Commodity trade finance

Working capital financing of commodity traders, generally extended on a self-liquidating transactional basis

Sensitive primarily to the strength of individual transaction structures and collateral values (price volatility of commodities) as the primary source for debt service is directly linked to the shipments financed

  Personal & Corporate Banking

Refer to Note 23g for more details on sensitivity

For amortized cost instruments, the net carrying value represents the maximum exposure to credit risk, taking into account the allowance for credit losses. Financial assets measured at fair value through other comprehensive income (FVOCI) are also subject to ECL; however, unlike for amortized cost instruments, the allowance does not reduce the carrying value of these financial assets. The carrying value of financial assets measured at FVOCI represents the maximum exposure to credit risk.

No purchased credit-impaired financial assets are recognized in the period. Originated credit-impaired financial assets were not material and are not presented in the table below and on the following page.

In addition to on-balance sheet financial assets, certain off-balance sheet financial instruments and other credit lines are also subject to ECL. The maximum exposure to credit risk for off-balance sheet financial instruments is calculated based on notional amounts.

USD million	31.12.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	108,370	108,370	0	0	0	0	0	0
Loans and advances to banks	16,642	16,440	202	0	(7)	(4)	(1)	(3)
Receivables from securities financing transactions	95,349	95,349	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,603	23,603	0	0	0	0	0	0
Loans and advances to customers	321,482	299,378	20,357	1,748	(772)	(69)	(155)	(549)
of which: Private clients with mortgages	126,335	115,679	9,859	796	(138)	(16)	(83)	(39)
of which: Real estate financing	36,474	28,578	7,858	38	(59)	(3)	(40)	(16)
of which: Large corporate clients	11,390	10,845	457	88	(95)	(9)	(4)	(82)
of which: SME clients	9,924	8,029	1,263	632	(281)	(13)	(12)	(256)
of which: Lombard	111,722	111,707	0	14	(21)	(4)	0	(17)
of which: Credit cards	1,529	1,216	297	16	(30)	(6)	(13)	(11)
of which: Commodity trade finance	3,260	2,798	445	16	(86)	(5)	(3)	(78)
Other financial assets measured at amortized cost	22,637	21,936	223	478	(155)	(43)	(4)	(109)
of which: Loans to financial advisors	3,291	3,104	62	125	(113)	(34)	(2)	(77)
Total financial assets measured at amortized cost	588,084	565,076	20,782	2,226	(937)	(117)	(159)	(660)
Financial assets measured at fair value through other comprehensive income	6,667	6,667	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	594,750	571,743	20,782	2,226	(937)	(117)	(159)	(660)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,146	17,321	611	215	(43)	(7)	(2)	(34)
of which: Large corporate clients	3,862	3,599	136	127	(8)	(1)	(1)	(6)
of which: SME clients	1,298	1,057	164	77	(26)	0	0	(25)
of which: Financial intermediaries and hedge funds	7,193	7,125	67	0	(4)	(3)	0	0
of which: Lombard	834	834	0	0	0	0	0	0
of which: Commodity trade finance	2,097	1,851	236	11	(1)	(1)	0	0
Irrevocable loan commitments	31,212	30,590	568	53	(37)	(32)	(5)	0
of which: Large corporate clients	22,019	21,492	519	7	(31)	(26)	(4)	0
Forward starting reverse repurchase and securities borrowing agreements	937	937	0	0	0	0	0	0
Committed unconditionally revocable credit lines	38,851	37,338	1,420	93	(36)	(19)	(16)	0
of which: Real estate financing	2,562	2,150	401	11	(17)	(4)	(12)	0
of which: Large corporate clients	4,260	4,152	91	17	(2)	(1)	0	0
of which: SME clients	4,505	4,163	285	57	(7)	(6)	(1)	0
of which: Lombard	7,402	7,402	0	0	0	(1)	0	0
of which: Credit cards	7,343	7,035	309	0	(6)	(4)	(2)	0
of which: Commodity trade finance	3,467	3,209	254	4	(2)	(2)	0	0
Irrevocable committed prolongation of existing loans	3,339	2,861	456	22	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	92,486	89,048	3,055	383	(116)	(59)	(23)	(34)
Total allowances and provisions					(1,054)	(176)	(183)	(695)
1 The carrying value of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	1.1.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3[2]	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	90,045	90,045	0	0	0	0	0	0
Loans and advances to banks	14,027	14,007	18	0	(5)	(3)	0	(3)
Receivables from securities financing transactions	86,864	86,864	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	24,040	24,040	0	0	0	0	0	0
Loans and advances to customers	320,687	290,582	28,575	1,530	(890)	(62)	(167)	(661)
of which: Private clients with mortgages	122,652	106,553	15,394	704	(128)	(12)	(71)	(45)
of which: Real estate financing	36,824	26,888	9,907	30	(64)	(4)	(54)	(6)
of which: Large corporate clients	11,289	10,626	571	90	(71)	(6)	0	(65)
of which: SME clients	10,589	8,431	1,557	600	(295)	(8)	(24)	(262)
of which: Lombard	113,461	113,444	0	17	(86)	(5)	0	(81)
Other financial assets measured at amortized cost	18,850	18,339	33	477	(139)	(30)	(1)	(108)
of which: Loans to financial advisors	3,166	2,948	33	184	(118)	(29)	(1)	(89)
Total financial assets measured at amortized cost	554,512	523,878	28,628	2,007	(1,037)	(97)	(168)	(772)
Financial assets measured at fair value through other comprehensive income	6,930	6,930	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	561,442	530,808	28,628	2,007	(1,037)	(97)	(168)	(772)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3[2]	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,596	16,753	649	194	(38)	(6)	(2)	(30)
Irrevocable loan commitments	31,650	30,933	679	38	(37)	(25)	(8)	(4)
of which: Large corporate clients	22,568	21,896	645	27	(28)	(19)	(4)	(4)
Forward starting reverse repurchase and securities borrowing agreements	1,247	1,247	0	0	0	0	0	0
Committed unconditionally revocable credit lines	37,639	35,362	2,213	64	(35)	(19)	(15)	0
of which: Real estate financing	3,183	2,151	1,033	0	(10)	(2)	(7)	0
of which: SME clients	4,893	4,422	416	54	(7)	(5)	(2)	0
Irrevocable committed prolongation of existing loans	1,677	1,676	0	1	0	0	0	0
Total off-balance sheet financial instruments and other credit lines	89,809	85,972	3,541	295	(110)	(50)	(25)	(34)
Total allowances and provisions					(1,146)	(148)	(193)	(806)
1 The carrying value of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances. 2 Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9.

Disclosure Of Key Macro Economic Variables Explanatory
	1-year shock				3-year cumulative shock
Key parameters	Upside	Baseline	Mild downside	Severe downside	Upside	Baseline	Mild downside	Severe downside
Real GDP growth (% change)
United States	5.5	2.8	(0.5)	(5.2)	9.9	7.0	0.0	(3.6)
Eurozone	4.3	1.8	(0.3)	(10.4)	8.5	4.7	0.7	(13.4)
Switzerland	5.0	2.0	(0.8)	(7.0)	9.4	5.5	(0.1)	(6.9)
Consumer price inflation (% change)
United States	3.5	2.1	4.9	(1.0)	10.4	5.5	11.1	0.6
Eurozone	2.4	1.6	2.8	(1.1)	8.1	5.3	6.2	(1.4)
Switzerland	1.4	0.9	1.8	(1.8)	7.1	2.8	4.2	(1.2)
Unemployment rate (%, average)
United States	(1.7)	(0.6)	0.6	3.4	(1.5)	(0.5)	1.8	2.9
Eurozone	(1.0)	(0.5)	0.0	3.2	(1.9)	(0.9)	0.1	3.7
Switzerland	(1.5)	(0.3)	0.6	4.3	(1.4)	0.1	1.6	5.3
Fixed income: 10-year government bonds (bps)
USD	61.0	3.9	187.5	(160.0)	249.1	5.7	262.5	(135.0)
EUR	40.0	22.0	75.0	(20.0)	146.7	60.7	225.0	(10.0)
CHF	48.0	19.7	187.5	(75.0)	208.0	53.2	262.5	(40.0)
Equity indices (% change)
S&P 500	14.8	5.8	(20.3)	(50.1)	38.7	15.1	(23.5)	(48.2)
EuroStoxx 50	17.0	6.0	(15.5)	(63.7)	38.4	15.6	(14.7)	(65.9)
SPI	13.9	4.2	(19.0)	(56.2)	37.1	10.4	(24.0)	(56.7)
Swiss real estate (% change)
Single-Family Homes	4.5	(0.3)	(7.3)	(15.2)	14.1	1.4	(15.8)	(27.0)
Other real estate (% change)
United States (S&P/Case-Shiller)	10.3	6.9	(2.7)	(16.0)	30.9	17.7	(17.0)	(22.1)
Eurozone (Housing Price Index)	4.9	1.9	(0.2)	(9.5)	15.4	8.2	3.0	(18.3)

Disclosure Of Credit Risk Exposure Movement Explanatory
	Development of ECL allowances and provisions
USD million	Total	Stage 1	Stage 2	Stage 3
Balance as of 1 January 2018	(1,117)	(141)	(193)	(783)
ECL movements due to stage transfer (profit or loss neutral)[1]	0	(97)	95	2
ECL movements with profit or loss impact[2]	(104)	66	(83)	(88)
Net movement from new and derecognized transactions[3]	(10)	(44)	15	19
of which: Private clients with mortgages	(3)	(6)	4	0
of which: Real estate financing	(3)	(8)	5	0
of which: Large corporate clients	2	(6)	1	8
of which: SME clients	(10)	(14)	4	0
Book quality movements	(89)	112	(87)	(114)
Remeasurements due to stage transfers[4]	(16)	95	(103)	(7)
of which: Private clients with mortgages	(11)	54	(63)	(1)
of which: Real estate financing	5	24	(19)	0
of which: Large corporate clients	(1)	0	(3)	1
of which: SME clients	1	7	(7)	0
Remeasurements without stage transfers[5]	(73)	17	16	(106)
of which: Private clients with mortgages	(9)	2	(3)	(7)
of which: Real estate financing	8	4	12	(8)
of which: Large corporate clients	(56)	(2)	(6)	(48)
of which: SME clients	(55)	9	6	(70)
Model and methodology changes[6]	(13)	(2)	(11)	0
Other allowance and provision movements	227	10	1	216
Write-offs / recoveries[7]	200	1	0	199
Reclassifications[8]	25	7	3	15
Foreign exchange movements[9]	8	0	0	8
Other	(6)	2	(1)	(6)
Balance as of 31 December 2018	(1,002)	(162)	(180)	(661)
1 Represents ECL allowances and provisions prior to ECL remeasurement due to stage transfer. 2 Includes ECL movements from new and derecognized transactions, book quality changes, model and methodology changes and foreign exchange rates. 3 Represents the increase and decrease in allowances and provisions resulting from financial instruments (including guarantees and facilities) that were newly originated, purchased or renewed and from the final derecognition of loans or facilities on their maturity date or earlier. 4 Represents the remeasurement between 12-month and lifetime ECL due to stage transfers. 5 Represents the change in allowances and provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value. 6 Represents the change in the allowances and provisions related to changes in models and methodologies. 7 Represents the decrease in allowances and provisions resulting from write-offs of the ECL allowance against the gross carrying amount when all or part of a financial asset is deemed uncollectible or forgiven. 8 Represents reclassifications to Other assets measured at amortized cost. 9 Represents the change in allowances and provisions related to movements in foreign exchange rates.

Disclosure Of Maximum Exposure To Credit Risk Explanatory
Maximum exposure to credit risk
	31.12.18
		Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[1]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	108.4								108.4
Loans and advances to banks[2]	16.6		0.1						16.6
Receivables from securities financing transactions	95.3		92.5		2.5				0.3
Cash collateral receivables on derivative instruments[3,4]	23.6					14.5			9.1
Loans and advances to customers[5]	321.5	17.7	104.4	167.1	16.2		0.0	1.2	14.8
Other financial assets measured at amortized cost	22.6	0.1	0.4	0.0	1.1				21.0
Total financial assets measured at amortized cost	588.1	17.8	197.4	167.2	19.9	14.5	0.0	1.2	170.2
Financial assets measured at fair value through other comprehensive income – debt	6.7								6.7
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	594.8	17.8	197.4	167.2	19.9	14.5	0.0	1.2	176.9
Guarantees[6]	18.1	1.3	2.5	0.1	1.2			2.7	10.2
Loan commitments[6]	31.2	0.4	2.8	1.5	5.7		0.2	0.7	19.8
Forward starting transactions, reverse repurchase and securities borrowing agreements	0.9		0.9						0.0
Committed unconditionally revocable credit lines	38.8	1.1	6.5	4.2	3.9				23.2
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	89.0	2.8	12.7	5.8	10.8	0.0	0.2	3.4	53.2
Maximum exposure to credit risk (continued)
	31.12.17
		Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[1]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	90.0								90.0
Loans and advances to banks[2]	14.0	0.0	0.1					0.0	13.9
Receivables from securities financing transactions	92.0		87.2		4.3				0.4
Cash collateral receivables on derivative instruments[3,4]	24.0					12.8			11.3
Loans and advances to customers[5]	329.0	18.3	114.3	164.3	15.2		0.0	1.4	15.5
Other financial assets measured at amortized cost	37.9	0.1	20.0	0.0	1.1				16.7
Total financial assets measured at amortized cost	586.9	18.4	221.6	164.3	20.7	12.8	0.0	1.4	147.8
Financial assets measured at fair value through other comprehensive income – debt	8.1								8.1
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	595.1	18.4	221.6	164.3	20.7	12.8	0.0	1.4	155.9
Guarantees[6]	17.7	1.0	2.1	0.2	1.3			3.1	9.9
Loan commitments[6]	32.1	0.0	2.9	1.1	5.8		0.1	1.2	21.0
Forward starting transactions, reverse repurchase and securities borrowing agreements	13.0		12.8						0.3
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	62.8	1.1	17.8	1.2	7.1	0.0	0.1	4.3	31.2
1 Includes but is not limited to life insurance contracts, inventory, accounts receivable, mortgage loans, patents and copyrights. 2 Loans and advances to banks include amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients. 3 Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information. 5 Collateral arrangements generally incorporate a range of collateral, including cash, securities, property and other collateral. 6 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.

Disclosure Of Internal Credit Exposures Explanatory
Financial assets subject to credit risk by rating category
USD million	31.12.18
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount	ECL allowances	Net carrying amount (maximum exposure to credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks	103,635	4,735	0	0	0	0	108,370	0	108,370
of which: stage 1	103,635	4,735	0	0	0	0	108,370	0	108,370
Loans and advances to banks	829	13,286	1,302	922	307	3	16,649	(8)	16,641
of which: stage 1	829	13,286	1,302	758	268	0	16,443	(4)	16,439
of which: stage 2	0	0	0	164	39	0	203	(1)	202
of which: stage 3	0	0	0	0	0	3	3	(3)	0
Receivables from securities financing transactions	29,065	24,653	13,602	26,866	1,165	0	95,351	(2)	95,349
of which: stage 1	29,065	24,653	13,602	26,866	1,165	0	95,351	(2)	95,349
Cash collateral receivables on derivative instruments	5,136	10,044	5,282	3,040	101	0	23,603	0	23,603
of which: stage 1	5,136	10,044	5,282	3,040	101	0	23,603	0	23,603
Loans and advances to customers	3,641	173,454	52,806	74,042	16,014	2,297	322,255	(772)	321,482
of which: stage 1	3,621	172,714	49,517	62,484	11,111	0	299,448	(69)	299,379
of which: stage 2	20	740	3,289	11,558	4,903	0	20,510	(155)	20,355
of which: stage 3	0	0	0	0	0	2,297	2,297	(549)	1,748
Other financial assets measured at amortized cost	13,409	682	316	7,525	274	586	22,792	(156)	22,636
of which: stage 1	13,409	682	316	7,300	272	0	21,979	(43)	21,936
of which: stage 2	0	0	0	225	2	0	227	(4)	223
of which: stage 3	0	0	0	0	0	586	586	(109)	477
Total financial assets measured at amortized cost	155,715	226,854	73,308	112,395	17,861	2,886	589,020	(937)	588,081
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	3,889	2,702	0	76	0	0	6,667	0	6,667
Total on balance sheet financial instruments	159,604	229,556	73,308	112,471	17,861	2,886	595,687	(937)	594,748
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Financial assets subject to credit risk by rating category
USD billion	31.12.17
	Gross carrying amount per rating category
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount
Financial assets measured at amortized cost
Cash and balances at central banks	89.6	0.5	0.0				90.0
Loans and advances to banks	0.6	10.8	1.4	0.9	0.3		14.1
Receivables from securities financing transactions	24.9	37.3	17.2	10.7	1.8		92.0
Cash collateral receivables on derivative instruments	6.6	10.0	5.7	1.6	0.1		24.0
Loans and advances to customers	3.2	165.9	66.9	71.3	17.9	1.5	326.7
Other financial assets measured at amortized cost	9.4	1.1	8.9	17.1	1.0	0.3	37.8
Total financial assets measured at amortized cost	134.4	225.6	100.1	101.5	21.1	1.9	584.7
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	7.0	1.0		0.1			8.1
Total on-balance sheet financial instruments	141.4	226.6	100.1	101.6	21.1	1.9	592.8
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.
Off-balance sheet positions subject to expected credit loss by rating category
USD billion	31.12.17
	Gross carrying amount per rating category						Total carrying amount (maximum exposure to credit risk)
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired(defaulted)
Off-balance sheet financial instruments
Guarantees	1.2	8.5	4.2	2.8	0.8	0.2	17.7
Irrevocable loan commitments	2.0	13.5	7.8	5.2	3.6		32.1
Forward starting reverse repurchase and securities borrowing agreements		13.0					13.0
Total off-balance sheet financial instruments	3.2	34.9	12.0	8.1	4.4	0.2	62.8
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Disclosure Of Off Balance Sheet Positions By Rating Category Explanatory
Off-balance sheet positions subject to expected credit loss by rating category
USD million	31.12.18
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired(defaulted)	Total carrying amount (maximum exposure to credit risk)	ECL provision
Off-balance sheet financial instruments
Guarantees	978	6,673	3,859	5,415	1,006	215	18,146	(43)
of which: stage 1	978	6,670	3,849	5,013	811		17,321	(7)
of which: stage 2		3	10	402	195	0	610	(2)
of which: stage 3	0	0	0	0		215	215	(34)
Irrevocable loan commitments	2,088	11,667	6,519	6,480	4,405	53	31,212	(37)
of which: stage 1	2,088	11,667	6,519	6,297	4,020	0	30,591	(32)
of which: stage 2	0	0	0	183	385	0	568	(5)
of which: stage 3	0	0	0	0		53	53	0
Forward starting reverse repurchase and securities borrowing agreements	25	510	150	254	0	0	939	0
Total off balance sheet financial instruments	3,091	18,850	10,528	12,148	5,411	268	50,296	(80)
Other credit lines
Committed unconditionally revocable credit lines	776	12,426	5,332	12,140	8,084	93	38,851	(35)
of which: stage 1	768	12,398	5,202	11,367	7,603		37,338	(19)
of which: stage 2	8	28	130	773	481	0	1,420	(16)
of which: stage 3	0				0	93	93
Irrevocable committed prolongation of existing loans	27	1,346	889	901	154	22	3,339	(1)
of which: stage 1	27	1,315	680	701	137	0	2,860	(1)
of which: stage 2	0	31	209	200	17	0	457	0
of which: stage 3	0	0	0			22	22	0
Total other credit lines	803	13,772	6,221	13,041	8,238	115	42,190	(36)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Disclosure Of Credit Impaired Financial Instruments Explanatory

USD million	31.12.18
	Gross carrying amount	Allowance for expected credit losses	Net carrying amount	Collateral / credit enhancements
Loans and advances to banks	3	(3)	0	0
Loans and advances to customers	2,297	(549)	1,748	1,654
of which: Private clients with mortgages	836	(39)	796	796
of which: Real estate financing	54	(16)	38	30
of which: Large corporate clients	170	(82)	88	79
of which: SME clients	888	(256)	632	561
of which: Lombard	31	(17)	14	14
Other financial assets measured at amortized cost	586	(109)	478	12
Total credit-impaired financial assets measured at amortized cost	2,886[1]	(660)[1]	2,226	1,666

Guarantees	215	(34)		84
of which: Large corporate clients	127	(6)		79
of which: SME clients	77	(25)		5
Loan commitments	53	0		8
Committed unconditionally revocable credit lines	93	0		9
Irrevocable committed prolongation of existing loans	22	0		0
Total off-balance sheet financial instruments and other credit lines	383[1]	(34)[1]		102

	31.12.17
USD million	Gross carrying amount	Allowance for expected credit losses	Net carrying amount	Collateral / credit enhancements
Loans and advances to customers	1,104	(672)	432	210
Guarantees and loan commitments	204	(34)		5
Total credit-impaired financial assets	1,308[2]	(706)[2]	432	215
1 Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9. 2 December 2017 numbers do not include exposure of USD 0.3 billion presented on the balance sheet as other assets.

Scenario Sensitivity Analysis Explanatory
	Scenarios
	Weighted average		Baseline		Upside		Mild downside		Severe downside
USD million, unless otherwise indicated	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline
Segmentation
Private clients with mortgages	102	275	37	100	29	78	173	468	365	988
Real estate financing	61	150	41	100	32	79	80	198	119	293
Large corporate clients	47	133	35	100	31	89	46	130	108	308
SME clients	34	118	29	100	28	97	39	135	63	216
Other segments	115	122	95	100	83	88	135	142	171	180
Total	359	152	237	100	204	86	473	200	826	349